Fair Value of Financial Instruments (Details-1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Carrying Amount [Member]	Dec. 31, 2012 Carrying Amount [Member]	Jun. 30, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Jun. 30, 2013 MGE [Member] Carrying Amount [Member]	Dec. 31, 2012 MGE [Member] Carrying Amount [Member]	Jun. 30, 2013 MGE [Member] Fair Value [Member]	Dec. 31, 2012 MGE [Member] Fair Value [Member]
Assets:
Cash and cash equivalents				$ 42,333	$ 46,357	$ 42,333	$ 46,357	$ 5,310	$ 6,350	$ 5,310	$ 6,350
Liabilities:
Short-term debt - commercial paper				14,000	0	14,000	0	14,000	0	14,000	0
Long-term debt				$ 360,472	$ 361,805	$ 401,854	$ 427,456	$ 360,472	$ 361,805	$ 401,854	$ 427,456
Fair Value Inputs Assets Quantitative Information [Line Items]
Basis adjustment - on peak	96.30%
Basis adjustment - off peak	95.70%
Counterparty fuel mix [Abstract]
Internal generation		70.00%	50.00%
Purchased power		50.00%	30.00%